INTANGIBLES AND GOODWILL - Goodwill (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLES AND GOODWILL
Goodwill	$ 4,448	$ 4,448	$ 2,857